Summary of Significant Accounting Policies (Basis of Consolidation and Recognition of Noncontrolling Interest, Noncontrolling Interest Recognition) (Details) - Changyou [Member] - Sohu.com Limited [Member]
Dec. 31, 2018
Noncontrolling Interest [Line Items]
Percentage of outstanding equity capital held by the Company	67.00%
Voting power held by the Company	95.00%